FDIC loss-share asset and true-up payment obligation - Activity in the FDIC loss share indemnification asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
FDIC Indemnification Asset [Roll Forward]
Beginning Balance	$ 46,316	$ 69,334
FDIC loss-sharing termination agreement	(45,659)	0
Amortization	(934)	(469)
Credit impairment losses to be covered under loss sharing agreements	104	3,136
Reimbursable expenses	537	2,454
Net payment from FDIC under loss-sharing agreements	(364)	(22,589)
Other adjustments attributable to FDIC loss sharing agreements	0	(5,550)
Ending Balance	0	46,316
Balance due to the FDIC for recoveries on covered assets	0	(1,124)
FDIC loss-share asset net	$ 0	$ 45,192	$ 44,500